Document and Entity Information	Nov. 05, 2019
Cover [Abstract]
Entity Registrant Name	DANA INC
Entity Address, State or Province	OH
Amendment Flag	false
Entity Central Index Key	0000026780
Document Type	8-K
Document Period End Date	Nov. 05, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-1063
Entity Tax Identification Number	26-1531856
Entity Address, Address Line One	3939 Technology Drive
Entity Address, City or Town	Maumee
Entity Address, Postal Zip Code	43537
City Area Code	(419)
Local Phone Number	887-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	DAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false